INCOME TAXES - Statutory Rate (Details)	6 Months Ended	12 Months Ended
	Nov. 30, 2016	May 31, 2016	May 31, 2015
Effective Income Tax Rate Reconciliation
Federal Rate	34.00%	34.00%	34.00%
State Rate	6.00%	6.00%	6.00%
Valuation allowance	(40.00%)	(40.00%)	(40.00%)
Effective income tax rate	0.00%	0.00%	0.00%